Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Inventory write-down	$ 2,862,847	$ 2,536,668